Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventories
Summary of detailed information about inventories explanatory

	As of December 31,
	2021	2022
	RMB’000	RMB’000
Raw materials	23,251	34,910
Work-in-progress	2,260	29
Finished goods	10,092	7,488
	35,603	42,427